BALANCE SHEET DETAILS - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities:
Warranty costs	$ 66	$ 67
Accrued professional fees	715	702
Accrued other taxes	671	878
Provision for LD	251	1,031
Contract deposits	592	604
Other	643	611
Total other current liabilities	$ 2,938	$ 3,893